Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (Loss) ($, in millions)	Adjusted EBITDA(4) ($, in millions)
2022	$23,532,938	$8,350,685	$5,390,298	$3,187,416	$114.61	$67.29	$1,257	$2,599
2021	$23,285,248	$78,651,629	$4,824,360	$12,470,862	$140.95	$88.83	$407	$1,629
2020	$55,870,639	$19,725,498	$8,341,620	$3,734,772	$100.54	$74.12	($720)	$842
(1)The following NEOs are included in each of the covered years: Mr. Nassetta (our CEO), Mr. Jacobs, Mr. Schuyler, Mr. Silcock and Ms. Campbell. For 2020, Mr. Ian R. Carter is also included.
(2)The following table details the adjustments to the SCT totals to determine CAP:

	CEO			Average Non-CEO NEOs
	2022	2021	2020	2022	2021	2020
SCT Total	$23,532,938	$23,285,248	$55,870,639	$5,390,298	$4,824,360	$8,341,620
Less: Grant Date Fair Value of Equity Awards in SCT	($18,274,716)	($18,274,936)	($54,086,978)	($3,301,114)	($2,765,404)	($6,437,157)
Less: Change in Pension Value in SCT	—	—	—	—	($16,805)	($42,345)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$17,743,975	$33,100,255	$38,254,155	$3,205,183	$5,008,881	$4,453,010
Add: Change in Fair Value of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	($7,175,009)	$16,807,844	$12,320,590	($1,005,689)	$2,189,770	$1,453,518
Add: Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End (Granted in Prior Fiscal Years)(a)(b)	($7,476,503)	$23,733,218	$1,008,535	($1,101,262)	$3,230,060	$126,915
Less: Prior Year Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year(c)	—	—	($33,641,443)	—	—	($4,160,789)
Compensation Actually Paid	$8,350,685	$78,651,629	$19,725,498	$3,187,416	$12,470,862	$3,734,772
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the respective year-end or vesting dates as included in the table below.

	2022	2021	2020	2019
Valuation Date Stock Price	$126.36 - $142.01	$123.13 - $155.99	$93.33 - $113.23	$110.91
Expected Volatility	33.64% - 35.83%	33.48% - 35.34%	21.97% - 35.62%	23.03% - 24.05%
Dividend Yield	0.41% - 0.46%	0.00%	0.00% - 0.55%	0.60%
Risk-Free Rate	1.69% - 4.04%	0.40% - 1.28%	0.23% - 1.39%	1.63% - 1.69%
Expected Term (in Years)	3.5 - 5.2	3.5 - 5.2	3.5 - 5.2	3.6 - 5.2
Fair Value Per Stock Option	$36.79 - $68.92	$50.33 - $82.28	$25.57 - $56.39	$39.09 - $54.70
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price; however, we suspended the declaration and payment of dividends from March 2020 through April 2022. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise prices of the stock options that were granted, vested or outstanding during the covered years ranged from $58.02 to $150.67.
(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the respective year-end or vesting dates, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of the respective year-end dates. For vested PSUs, fair values as of the respective vesting dates reflect the valuations described in the "Option Exercises and Stock Vested" tables in our proxy statements for each of the covered years.
(c)Relates to the PSUs granted prior to the modification in 2020.
(3)Reflects the Standard and Poor's 500 Hotels, Resorts & Cruise Lines Index ("S&P Hotels Index").
(4)Adjusted EBITDA is calculated as set forth in "Part II—Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations” of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022. See Annex A for additional information and a reconciliation of Adjusted EBITDA to net income, the most comparable GAAP financial measure.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]		The following NEOs are included in each of the covered years: Mr. Nassetta (our CEO), Mr. Jacobs, Mr. Schuyler, Mr. Silcock and Ms. Campbell. For 2020, Mr. Ian R. Carter is also included.
Peer Group Issuers, Footnote [Text Block]		Reflects the Standard and Poor's 500 Hotels, Resorts & Cruise Lines Index ("S&P Hotels Index").
PEO Total Compensation Amount	[1]	$ 23,532,938	$ 23,285,248	$ 55,870,639
PEO Actually Paid Compensation Amount	[1],[2]	$ 8,350,685	78,651,629	19,725,498
Adjustment To PEO Compensation, Footnote [Text Block]	The following table details the adjustments to the SCT totals to determine CAP:

	CEO			Average Non-CEO NEOs
	2022	2021	2020	2022	2021	2020
SCT Total	$23,532,938	$23,285,248	$55,870,639	$5,390,298	$4,824,360	$8,341,620
Less: Grant Date Fair Value of Equity Awards in SCT	($18,274,716)	($18,274,936)	($54,086,978)	($3,301,114)	($2,765,404)	($6,437,157)
Less: Change in Pension Value in SCT	—	—	—	—	($16,805)	($42,345)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$17,743,975	$33,100,255	$38,254,155	$3,205,183	$5,008,881	$4,453,010
Add: Change in Fair Value of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	($7,175,009)	$16,807,844	$12,320,590	($1,005,689)	$2,189,770	$1,453,518
Add: Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End (Granted in Prior Fiscal Years)(a)(b)	($7,476,503)	$23,733,218	$1,008,535	($1,101,262)	$3,230,060	$126,915
Less: Prior Year Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year(c)	—	—	($33,641,443)	—	—	($4,160,789)
Compensation Actually Paid	$8,350,685	$78,651,629	$19,725,498	$3,187,416	$12,470,862	$3,734,772
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the respective year-end or vesting dates as included in the table below.

	2022	2021	2020	2019
Valuation Date Stock Price	$126.36 - $142.01	$123.13 - $155.99	$93.33 - $113.23	$110.91
Expected Volatility	33.64% - 35.83%	33.48% - 35.34%	21.97% - 35.62%	23.03% - 24.05%
Dividend Yield	0.41% - 0.46%	0.00%	0.00% - 0.55%	0.60%
Risk-Free Rate	1.69% - 4.04%	0.40% - 1.28%	0.23% - 1.39%	1.63% - 1.69%
Expected Term (in Years)	3.5 - 5.2	3.5 - 5.2	3.5 - 5.2	3.6 - 5.2
Fair Value Per Stock Option	$36.79 - $68.92	$50.33 - $82.28	$25.57 - $56.39	$39.09 - $54.70
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price; however, we suspended the declaration and payment of dividends from March 2020 through April 2022. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise prices of the stock options that were granted, vested or outstanding during the covered years ranged from $58.02 to $150.67.
(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the respective year-end or vesting dates, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of the respective year-end dates. For vested PSUs, fair values as of the respective vesting dates reflect the valuations described in the "Option Exercises and Stock Vested" tables in our proxy statements for each of the covered years.
(c)Relates to the PSUs granted prior to the modification in 2020.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 5,390,298	4,824,360	8,341,620
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 3,187,416	12,470,862	3,734,772
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table details the adjustments to the SCT totals to determine CAP:

	CEO			Average Non-CEO NEOs
	2022	2021	2020	2022	2021	2020
SCT Total	$23,532,938	$23,285,248	$55,870,639	$5,390,298	$4,824,360	$8,341,620
Less: Grant Date Fair Value of Equity Awards in SCT	($18,274,716)	($18,274,936)	($54,086,978)	($3,301,114)	($2,765,404)	($6,437,157)
Less: Change in Pension Value in SCT	—	—	—	—	($16,805)	($42,345)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$17,743,975	$33,100,255	$38,254,155	$3,205,183	$5,008,881	$4,453,010
Add: Change in Fair Value of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	($7,175,009)	$16,807,844	$12,320,590	($1,005,689)	$2,189,770	$1,453,518
Add: Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End (Granted in Prior Fiscal Years)(a)(b)	($7,476,503)	$23,733,218	$1,008,535	($1,101,262)	$3,230,060	$126,915
Less: Prior Year Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year(c)	—	—	($33,641,443)	—	—	($4,160,789)
Compensation Actually Paid	$8,350,685	$78,651,629	$19,725,498	$3,187,416	$12,470,862	$3,734,772
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the respective year-end or vesting dates as included in the table below.

	2022	2021	2020	2019
Valuation Date Stock Price	$126.36 - $142.01	$123.13 - $155.99	$93.33 - $113.23	$110.91
Expected Volatility	33.64% - 35.83%	33.48% - 35.34%	21.97% - 35.62%	23.03% - 24.05%
Dividend Yield	0.41% - 0.46%	0.00%	0.00% - 0.55%	0.60%
Risk-Free Rate	1.69% - 4.04%	0.40% - 1.28%	0.23% - 1.39%	1.63% - 1.69%
Expected Term (in Years)	3.5 - 5.2	3.5 - 5.2	3.5 - 5.2	3.6 - 5.2
Fair Value Per Stock Option	$36.79 - $68.92	$50.33 - $82.28	$25.57 - $56.39	$39.09 - $54.70
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price; however, we suspended the declaration and payment of dividends from March 2020 through April 2022. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise prices of the stock options that were granted, vested or outstanding during the covered years ranged from $58.02 to $150.67.
(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the respective year-end or vesting dates, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of the respective year-end dates. For vested PSUs, fair values as of the respective vesting dates reflect the valuations described in the "Option Exercises and Stock Vested" tables in our proxy statements for each of the covered years.
		(c)Relates to the PSUs granted prior to the modification in 2020
Equity Valuation Assumption Difference, Footnote [Text Block]	For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the respective year-end or vesting dates as included in the table below.

	2022	2021	2020	2019
Valuation Date Stock Price	$126.36 - $142.01	$123.13 - $155.99	$93.33 - $113.23	$110.91
Expected Volatility	33.64% - 35.83%	33.48% - 35.34%	21.97% - 35.62%	23.03% - 24.05%
Dividend Yield	0.41% - 0.46%	0.00%	0.00% - 0.55%	0.60%
Risk-Free Rate	1.69% - 4.04%	0.40% - 1.28%	0.23% - 1.39%	1.63% - 1.69%
Expected Term (in Years)	3.5 - 5.2	3.5 - 5.2	3.5 - 5.2	3.6 - 5.2
Fair Value Per Stock Option	$36.79 - $68.92	$50.33 - $82.28	$25.57 - $56.39	$39.09 - $54.70
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price; however, we suspended the declaration and payment of dividends from March 2020 through April 2022. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise prices of the stock options that were granted, vested or outstanding during the covered years ranged from $58.02 to $150.67.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	The tabular list that follows indicates the performance measures that we believe represent the most important measures we use to link CAP to company performance for the most recently completed fiscal year:

Adjusted EBITDA
FCF Per Share
Net Unit Growth
RevPAR Index
Stock Price

Total Shareholder Return Amount		$ 114.61	140.95	100.54
Peer Group Total Shareholder Return Amount	[3]	67.29	88.83	74.12
Net Income (Loss)		$ 1,257,000,000	$ 407,000,000	$ (720,000,000)
Company Selected Measure Amount	[4]	2,599,000,000	1,629,000,000	842,000,000
PEO Name		Mr. Nassetta
Additional 402(v) Disclosure [Text Block]		The changes in CAP to our CEO were primarily driven by our stock price, which declined 19% in 2022 from 2021 and increased 40% in 2021 from 2020, as well as our YOY changes in the projected achievement of our PSUs, which, on average, declined during 2020 and increased during 2021. Further, our PSUs are based on management's best estimate of the projected achievement of our performance metrics at the end of each performance period and therefore may not consistently correlate with the Company's financial performance in the respective covered year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		FCF Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Unit Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		RevPAR Index
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
PEO [Member] | Grant Date Fair Value of Equity Awards in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (18,274,716)	$ (18,274,936)	$ (54,086,978)
PEO [Member] | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5],[6]	17,743,975	33,100,255	38,254,155
PEO [Member] | Change in Fair Value of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5],[6]	(7,175,009)	16,807,844	12,320,590
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End (Granted in Prior Fiscal Years) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5],[6]	(7,476,503)	23,733,218	1,008,535
PEO [Member] | Prior Year Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	0	0	(33,641,443)
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,301,114)	(2,765,404)	(6,437,157)
Non-PEO NEO [Member] | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(16,805)	(42,345)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5],[6]	3,205,183	5,008,881	4,453,010
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5],[6]	(1,005,689)	2,189,770	1,453,518
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End (Granted in Prior Fiscal Years) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5],[6]	(1,101,262)	3,230,060	126,915
Non-PEO NEO [Member] | Prior Year Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ 0	$ 0	$ (4,160,789)

[1]	The following NEOs are included in each of the covered years: Mr. Nassetta (our CEO), Mr. Jacobs, Mr. Schuyler, Mr. Silcock and Ms. Campbell. For 2020, Mr. Ian R. Carter is also included.
[2]	The following table details the adjustments to the SCT totals to determine CAP:

	CEO			Average Non-CEO NEOs
	2022	2021	2020	2022	2021	2020
SCT Total	$23,532,938	$23,285,248	$55,870,639	$5,390,298	$4,824,360	$8,341,620
Less: Grant Date Fair Value of Equity Awards in SCT	($18,274,716)	($18,274,936)	($54,086,978)	($3,301,114)	($2,765,404)	($6,437,157)
Less: Change in Pension Value in SCT	—	—	—	—	($16,805)	($42,345)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$17,743,975	$33,100,255	$38,254,155	$3,205,183	$5,008,881	$4,453,010
Add: Change in Fair Value of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	($7,175,009)	$16,807,844	$12,320,590	($1,005,689)	$2,189,770	$1,453,518
Add: Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End (Granted in Prior Fiscal Years)(a)(b)	($7,476,503)	$23,733,218	$1,008,535	($1,101,262)	$3,230,060	$126,915
Less: Prior Year Fair Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year(c)	—	—	($33,641,443)	—	—	($4,160,789)
Compensation Actually Paid	$8,350,685	$78,651,629	$19,725,498	$3,187,416	$12,470,862	$3,734,772
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the respective year-end or vesting dates as included in the table below.

	2022	2021	2020	2019
Valuation Date Stock Price	$126.36 - $142.01	$123.13 - $155.99	$93.33 - $113.23	$110.91
Expected Volatility	33.64% - 35.83%	33.48% - 35.34%	21.97% - 35.62%	23.03% - 24.05%
Dividend Yield	0.41% - 0.46%	0.00%	0.00% - 0.55%	0.60%
Risk-Free Rate	1.69% - 4.04%	0.40% - 1.28%	0.23% - 1.39%	1.63% - 1.69%
Expected Term (in Years)	3.5 - 5.2	3.5 - 5.2	3.5 - 5.2	3.6 - 5.2
Fair Value Per Stock Option	$36.79 - $68.92	$50.33 - $82.28	$25.57 - $56.39	$39.09 - $54.70
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price; however, we suspended the declaration and payment of dividends from March 2020 through April 2022. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise prices of the stock options that were granted, vested or outstanding during the covered years ranged from $58.02 to $150.67.
(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the respective year-end or vesting dates, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of the respective year-end dates. For vested PSUs, fair values as of the respective vesting dates reflect the valuations described in the "Option Exercises and Stock Vested" tables in our proxy statements for each of the covered years.
(c)Relates to the PSUs granted prior to the modification in 2020.

[3]	Reflects the Standard and Poor's 500 Hotels, Resorts & Cruise Lines Index ("S&P Hotels Index")
[4]	Adjusted EBITDA is calculated as set forth in "Part II—Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations” of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022. See Annex A for additional information and a reconciliation of Adjusted EBITDA to net income, the most comparable GAAP financial measure
[5]	For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the respective year-end or vesting dates, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of the respective year-end dates. For vested PSUs, fair values as of the respective vesting dates reflect the valuations described in the "Option Exercises and Stock Vested" tables in our proxy statements for each of the covered years.
[6]	For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the respective year-end or vesting dates as included in the table below.

	2022	2021	2020	2019
Valuation Date Stock Price	$126.36 - $142.01	$123.13 - $155.99	$93.33 - $113.23	$110.91
Expected Volatility	33.64% - 35.83%	33.48% - 35.34%	21.97% - 35.62%	23.03% - 24.05%
Dividend Yield	0.41% - 0.46%	0.00%	0.00% - 0.55%	0.60%
Risk-Free Rate	1.69% - 4.04%	0.40% - 1.28%	0.23% - 1.39%	1.63% - 1.69%
Expected Term (in Years)	3.5 - 5.2	3.5 - 5.2	3.5 - 5.2	3.6 - 5.2
Fair Value Per Stock Option	$36.79 - $68.92	$50.33 - $82.28	$25.57 - $56.39	$39.09 - $54.70
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price; however, we suspended the declaration and payment of dividends from March 2020 through April 2022. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise prices of the stock options that were granted, vested or outstanding during the covered years ranged from $58.02 to $150.67.

[7]	Relates to the PSUs granted prior to the modification in 2020.